Intangible Assets (Details) - Schedule of remaining useful lives of intangible assets	12 Months Ended
Dec. 31, 2020
Revenue Backlog [Member]
Intangible Assets (Details) - Schedule of remaining useful lives of intangible assets [Line Items]
Remaining useful lives of intangible assets	4 years
Customer Relationships [Member] | Minimum [Member]
Intangible Assets (Details) - Schedule of remaining useful lives of intangible assets [Line Items]
Remaining useful lives of intangible assets	6 years
Customer Relationships [Member] | Maximum [Member]
Intangible Assets (Details) - Schedule of remaining useful lives of intangible assets [Line Items]
Remaining useful lives of intangible assets	8 years
Customer Contracts [Member]
Intangible Assets (Details) - Schedule of remaining useful lives of intangible assets [Line Items]
Remaining useful lives of intangible assets	6 years
Transponder Rights [Member]
Intangible Assets (Details) - Schedule of remaining useful lives of intangible assets [Line Items]
Remaining useful lives of intangible assets	2 years
Concession Rights [Member] | Minimum [Member]
Intangible Assets (Details) - Schedule of remaining useful lives of intangible assets [Line Items]
Remaining useful lives of intangible assets	2 years
Concession Rights [Member] | Maximum [Member]
Intangible Assets (Details) - Schedule of remaining useful lives of intangible assets [Line Items]
Remaining useful lives of intangible assets	11 years
Patents [Member]
Intangible Assets (Details) - Schedule of remaining useful lives of intangible assets [Line Items]
Remaining useful lives of intangible assets	5 years